DERIVATIVE WARRANTS LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Warrants Liabilities
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

	December 31, 2024		December 31, 2025
Share Price	US$	7.95	US$	0.34
Exercise Price	US$	8.1782	US$	380
Expected life		1.7- 4.2 years		3.20-4.27 years
Risk-free interest rate		4.34%		3.66%
Dividend yield		0.00%		0.00%
Expected volatility		95%		95%
Early exercise threshold	US$	12.2673	US$	570

The following table presents the Monte Carlo assumptions for the dates on which B warrants were exercised:

	April 1, 2024		April 9, 2024		May 17, 2024		May 21, 2024		August 29, 2024		September 3, 2024
Share Price	US$	1.43	US$	1.06	US$	1.1107	US$	1.25	US$	8.3	US$	8.5
Exercise Price	US$	1.3643	US$	1.3643	US$	1.3643	US$	1.3643	US$	8.1782	US$	8.1782
Expected life		4.9534 years		4.9315 years		4.8274 years		4.8164 years		4.5425 years		4.5288 years
Risk-free interest rate		4.35%		4.38%		4.46%		4.45%		3.69%		3.66%
Dividend yield		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Expected volatility		100.9%		102.26%		107.28%		107.25%		100.03%		99.86%
Early exercise threshold	US$	2.0465	US$	2.0465	US$	2.0465	US$	2.0465	US$	12.2673	US$	12.2673

	January 3, 2025		January 6, 2025		February 25, 2025
Share Price	US$	7.94	US$	7.41	US$	5.28
Exercise Price	US$	8.1782	US$	8.1782	US$	8.1782
Expected life		4.19 years		4.19 years		4.05 years
Risk-free interest rate		4.37%		4.37%		4.10%
Dividend yield		0.00%		0.00%		0.00%
Expected volatility		95%		95%		95%
Early exercise threshold	US$	12.2673	US$	12.2673	US$	12.2673

SCHEDULE OF CHANGES IN THE WARRANT LIABILITY

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	7,360,662
Reclassification to equity on exercise of warrants	(12,667,047)
Changes in fair value and modification of warrants*	28,866,166
Balance as of December 31, 2024	$24,517,927
Issuance of February 2025 warrants	20,552,190
Reclassification to equity on exercise of warrants	(14,649,434)
Changes in fair value and modification of warrants*	(30,414,881)
Balance as of December 31, 2025	$5,802

SCHEDULE OF WARRANTS OUTSTANDING

A summary of the warrants outstanding for the year ended December 31, 2025 are summarized as follows:

	Number of December 2023 Warrants		Number of Series March 2024 A Warrants		Number of Series March 2024 B Warrants		Number of Series February 2025 A Warrants	Number of Series February 2025 B Warrants	Number of Pre Funded 2025 Warrants	Number of 2025 Exchange Warrants
Outstanding at January 1, 2023		-		-		-
Issued during the period		2,884,616		-		-
Exercised during the period		-		-		-
Cancelled during the period		-		-		-
Outstanding at December 31, 2023		2,884,616		-		-
Issued during the period				134,166,665		268,333,330
Adjustment following the March 2024 reverse split		(1,785,151)		(127,101,046)		(248,271,760)
Exercised during the period				(7,020,384)		(172,766)
Adjustment following the August 2024 reverse split		(916,051)		(37,689)		(16,570,923)
Exercised during the period		-				(5,299)
Expired during the period		-		-		-
Outstanding at December 31, 2024		184,314		7,546		3,312,582	-	-	-	-
Exchange warrants		(183,414)				(3,286,179)				123,142,329
Issued during the period		-		-		-	27,960,512	201,315,663	2,011,616	-
Exercised during the period		-		(2,462)		(15,575)		(171,760,603)	(2,011,616)	(123,142,329)
Adjustment following the April 2025 reverse split		-		(4,975)		(10,595)	(27,904,592)	(29,494,780)	-	-
Exercised during the period		-		-				(59,289)
Abandonment of warrants							(4,934)
Outstanding at December 31, 2025		-		109		233	50,986	991	0	0
Exercise price at December 31, 2025	US$	-	US$	-	US$	380	380	-	-	-
Remaining life in years		-		0.7		3.2	4.27	1.77